UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-21381
                                                     -----------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -----------------

                         Date of fiscal year end: MAY 31
                                                ----------------

                    Date of reporting period: AUGUST 31, 2005
                                              -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
------------                                                       ------------

 COMMON STOCKS - 98.8%


              AUTO COMPONENTS - 0.6%
     43,378   Magna International, Inc. ....................... $   3,186,548
                                                                --------------

              BEVERAGES - 1.7%
     73,240   Anheuser-Busch Companies, Inc. ..................     3,245,264
     59,651   PepsiCo, Inc. ...................................     3,271,857
     73,775   The Coca-Cola Company ...........................     3,246,100
                                                                --------------
                                                                    9,763,221
                                                                --------------

              CAPITAL MARKETS - 1.1%
    111,605   Allied Capital Corp. ............................     3,230,965
    104,433   Federated Investors, Inc., Class B ..............     3,243,689
                                                                --------------
                                                                    6,474,654
                                                                --------------

              CHEMICALS - 2.8%
     56,902   Air Products & Chemicals, Inc. ..................     3,152,371
     55,363   Ashland Inc. ....................................     3,365,517
     81,162   E. I. du Pont de Nemours and Company ............     3,211,580
     89,892   International Flavors & Fragrances, Inc. ........     3,245,101
     51,799   PPG Industries, Inc. ............................     3,262,301
                                                                --------------
                                                                   16,236,870
                                                                --------------

              COMMERCIAL BANKS - 16.9%
    123,872   AmSouth Bancorp .................................     3,260,311
     99,395   Associated Banc-Corp ............................     3,234,313
     75,321   Bank of America Corp. ...........................     3,241,063
     66,673   Bank of Montreal ................................     3,252,309
     93,802   Bank of Nova Scotia .............................     3,238,983
     80,375   BB&T Corp. ......................................     3,260,814
     54,977   Canadian Imperial Bank of Commerce ..............     3,246,942
     45,605   City National Corp. .............................     3,285,384
     53,806   Comerica, Inc. ..................................     3,254,725
     69,916   Compass Bancshares, Inc. ........................     3,272,768
     77,487   Fifth Third Bancorp .............................     3,208,737
     85,631   First Midwest Bancorp, Inc. .....................     3,248,840
     91,571   Hancock Holding Company .........................     3,012,686
     95,916   Hibernia Corp., Class A .........................     3,045,333
     73,944   Marshall & Ilsley Corp. .........................     3,236,529
     60,364   Mercantile Bankshares Corp. .....................     3,249,394
     69,190   National Bank of Canada .........................     3,344,527
     89,842   National City Corp. .............................     3,290,912
    120,773   North Fork Bancorporation, Inc. .................     3,320,050
    146,282   Old National Bancorp ............................     3,278,180
     58,297   PNC Financial Services Group, Inc. ..............     3,278,040
    119,098   Popular, Inc. ...................................     3,258,521
     99,732   Regions Financial Corp. .........................     3,263,231
     49,500   Royal Bank of Canada ............................     3,370,950
     45,805   SunTrust Banks, Inc. ............................     3,219,175
    113,684   Synovus Financial Corp. .........................     3,270,689
     69,301   Toronto-Dominion Bank ...........................     3,270,314
     54,633   Wells Fargo & Company ...........................     3,257,219
     87,437   Wilmington Trust Corp. ..........................     3,187,953
     45,942   Zions Bancorporation ............................     3,209,508
                                                                --------------
                                                                   97,368,400
                                                                --------------

             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                                       MARKET
   SHARES                                                              VALUE
------------                                                       ------------

 COMMON STOCKS - CONTINUED


              COMMERCIAL SERVICES & SUPPLIES - 1.7%
     59,607   Avery Dennison Corp. ............................ $   3,185,398
     76,263   Pitney Bowes, Inc. ..............................     3,298,375
     87,178   R.R. Donnelley & Sons Company ...................     3,256,970
                                                                --------------
                                                                    9,740,743
                                                                --------------

              CONTAINERS & PACKAGING - 1.1%
    124,732   Bemis Company ...................................     3,261,742
    117,868   Sonoco Products Company .........................     3,350,987
                                                                --------------
                                                                    6,612,729
                                                                --------------

              DISTRIBUTORS - 0.6%
     72,665   Genuine Parts Company ...........................     3,329,510
                                                                --------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
    123,399   BellSouth Corp. .................................     3,244,160
    136,526   SBC Communications, Inc. ........................     3,287,546
     96,546   Telecom Corp. of New Zealand Ltd.,
                 Sponsored ADR ................................     3,275,806
     99,941   Verizon Communications, Inc. ....................     3,269,070
                                                                --------------
                                                                   13,076,582
                                                                --------------

              ELECTRIC UTILITIES - 6.2%
     71,350   ALLETE, Inc. ....................................     3,228,588
     74,300   Cinergy Corp. ...................................     3,272,172
     41,545   Entergy Corp. ...................................     3,112,136
     61,747   Exelon Corp. ....................................     3,327,546
     75,024   FPL Group, Inc. .................................     3,232,784
    104,501   Great Plains Energy, Inc. .......................     3,248,936
    121,636   Hawaiian Electric Industries, Inc. ..............     3,224,570
     71,825   Pinnacle West Capital Corp. .....................     3,227,097
     75,199   Progress Energy, Inc. ...........................     3,277,924
     94,598   The Southern Company ............................     3,254,171
    137,396   Westar  Energy, Inc. ............................     3,300,252
                                                                --------------
                                                                   35,706,176
                                                                --------------

              ELECTRICAL EQUIPMENT - 1.1%
     48,673   Emerson Electric Company ........................     3,274,719
     73,357   Hubbell, Inc., Class B ..........................     3,315,736
                                                                --------------
                                                                    6,590,455
                                                                --------------

              FOOD & STAPLES RETAILING - 0.6%
     85,609   Weis Markets, Inc. ..............................     3,229,171
                                                                --------------

              FOOD PRODUCTS - 7.4%
     81,469   Cadbury Schweppes PLC, Sponsored ADR ............     3,248,984
    110,085   Campbell Soup Company ...........................     3,236,499
    144,453   ConAgra Foods, Inc. .............................     3,297,862
     68,830   General Mills, Inc. .............................     3,174,440
     90,470   H.J. Heinz Company ..............................     3,249,682
     71,555   Kellogg Company .................................     3,243,588


Page 2              See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
------------                                                       ------------

 COMMON STOCKS - CONTINUED


              FOOD PRODUCTS - (CONTINUED)
    104,366   Kraft Foods, Inc. ............................... $   3,235,346
     73,741   Lancaster Colony Corp. ..........................     3,373,651
     95,351   McCormick & Company, Inc. .......................     3,233,352
    167,667   Sara Lee Corp. ..................................     3,185,673
     68,786   The J.M. Smucker Company ........................     3,282,468
     47,202   Unilever NV .....................................     3,266,378
     80,555   Unilever PLC, Sponsored ADR .....................     3,273,755
                                                                --------------
                                                                   42,301,678
                                                                --------------

              GAS UTILITIES - 5.2%
     90,445   AGL Resources, Inc. .............................     3,378,121
     44,734   Equitable Resources, Inc. .......................     3,372,944
    110,198   National Fuel Gas Company .......................     3,318,062
     71,382   New Jersey Resources Corp. ......................     3,353,526
     89,692   Northwest Natural Gas Company ...................     3,298,872
     79,389   Peoples Energy Corp. ............................     3,300,201
    135,383   Piedmont Natural Gas Company, Inc. ..............     3,325,006
    121,682   UGI Corp. .......................................     3,364,507
    101,072   WGL Holdings, Inc. ..............................     3,322,237
                                                                --------------
                                                                   30,033,476
                                                                --------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
    107,954   Arrow International Inc. ........................     3,195,438
     65,247   Hillenbrand Industries, Inc. ....................     3,247,343
                                                                --------------
                                                                    6,442,781
                                                                --------------

              HOUSEHOLD DURABLES - 1.1%
    132,445   Leggett & Platt, Inc. ...........................     3,206,493
     92,198   Snap-On, Inc. ...................................     3,273,029
                                                                --------------
                                                                    6,479,522
                                                                --------------

              HOUSEHOLD PRODUCTS - 2.3%
     61,984   Colgate-Palmolive Company .......................     3,254,160
     52,505   Kimberly-Clark Corp. ............................     3,272,112
     56,782   The Clorox Company ..............................     3,268,940
     58,805   The Procter & Gamble Company ....................     3,262,501
                                                                --------------
                                                                   13,057,713
                                                                --------------

              INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS - 0.6%
     55,610   Constellation Energy Group, Inc. ................     3,267,088
                                                                --------------

              INDUSTRIAL CONGLOMERATES - 1.1%
     45,518   3M Company ......................................     3,238,606
     96,691   General Electric Company ........................     3,249,785
                                                                --------------
                                                                    6,488,391
                                                                --------------

              INSURANCE - 6.2%
    117,911   Arthur J. Gallagher & Company ...................     3,367,538
     78,924   Cincinnati Financial Corp. ......................     3,234,306
     65,353   Jefferson-Pilot Corp. ...........................     3,250,005


             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                                       MARKET
   SHARES                                                              VALUE
------------                                                       ------------

 COMMON STOCKS - CONTINUED


              INSURANCE - (CONTINUED)
     64,842   Lincoln National Corp. .......................... $   3,215,515
     64,109   Manulife Financial Corp. ........................     3,265,712
     54,578   MBIA, Inc. ......................................     3,163,887
     55,278   Mercury General Corp. ...........................     3,246,477
     78,350   Protective Life Corp. ...........................     3,214,701
     55,563   The Allstate Corp. ..............................     3,123,196
     37,404   The Chubb Corp. .................................     3,252,652
     68,800   Unitrin, Inc. ...................................     3,176,496
                                                                --------------
                                                                   35,510,485
                                                                --------------

              LEISURE EQUIPMENT & PRODUCTS - 0.6%
     60,738   Polaris Industries, Inc. ........................     3,199,678
                                                                --------------

              MACHINERY - 2.3%
     60,407   Caterpillar, Inc. ...............................     3,351,984
     50,822   Deere & Company .................................     3,322,742
     50,623   Eaton Corp. .....................................     3,235,822
     89,692   Lincoln Electric Holdings, Inc. .................     3,379,595
                                                                --------------
                                                                   13,290,143
                                                                --------------

              MEDIA - 2.2%
     79,350   Dow Jones & Company, Inc. .......................     3,241,448
     50,090   Knight-Ridder, Inc. .............................     3,209,767
    101,964   The New York Times Company ......................     3,255,711
     86,271   Tribune Company .................................     3,241,201
                                                                --------------
                                                                   12,948,127
                                                                --------------

              MULTI-UTILITIES - 8.5%
     59,585   Ameren Corp. ....................................     3,273,004
     69,795   Consolidated Edison, Inc. .......................     3,274,083
     42,462   Dominion Resources, Inc. ........................     3,247,494
    124,205   Energy East Corp. ...............................     3,256,655
     85,113   KeySpan Corp. ...................................     3,248,763
    105,420   MDU Resources Group, Inc. .......................     3,392,416
    110,310   NSTAR ...........................................     3,260,764
    113,206   OGE Energy Corp. ................................     3,286,370
    113,644   PNM Resources Inc. ..............................     3,361,590
     77,841   SCANA Corp. .....................................     3,299,680
     73,457   Sempra Energy ...................................     3,292,343
    117,397   Vectren Corp. ...................................     3,287,116
     83,423   Wisconsin Energy Corp. ..........................     3,267,679
     55,889   WPS Resources Corp. .............................     3,221,442
    169,070   Xcel Energy, Inc. ...............................     3,252,907
                                                                --------------
                                                                   49,222,306
                                                                --------------

              OIL, GAS & CONSUMABLE FUELS - 4.7%
     48,790   BP PLC, Sponsored ADR ...........................     3,336,260
     54,331   Chevron Corp. ...................................     3,335,923
     51,650   ConocoPhillips ..................................     3,405,801
     55,127   Exxon Mobil Corp. ...............................     3,302,107
     54,349   Marathon Oil Corp. ..............................     3,495,184


Page 4              See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                                       MARKET
   SHARES                                                              VALUE
------------                                                       ------------

 COMMON STOCKS - CONTINUED


              OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
     50,910   Royal Dutch Petroleum Company ................... $   3,307,114
     25,519   Total SA, Sponsored ADR .........................     3,364,425
    119,347   TransCanada Corp. ...............................     3,327,394
                                                                --------------
                                                                   26,874,208
                                                                --------------

              PERSONAL PRODUCTS - 0.6%
     99,886   Avon Products, Inc. .............................     3,278,259
                                                                --------------

              PHARMACEUTICALS - 3.4%
     71,953   Abbott Laboratories .............................     3,247,239
     67,933   GlaxoSmithKline PLC, ADR ........................     3,309,696
     52,023   Johnson & Johnson ...............................     3,297,738
     60,613   Lilly (Eli) & Company ...........................     3,334,927
    129,527   Pfizer, Inc. ....................................     3,299,053
     70,897   Wyeth ...........................................     3,246,374
                                                                --------------
                                                                   19,735,027
                                                                --------------

              REAL ESTATE (REITS) - 11.4%
     81,840   Archstone-Smith Trust ...........................     3,298,152
     39,337   Avalonbay Communities, Inc. .....................     3,305,881
     78,104   BRE Properties, Inc., Class A ...................     3,233,506
    101,772   Duke Realty Corp. ...............................     3,332,015
     98,337   Equity Office Properties Trust ..................     3,274,622
     85,882   Equity Residential ..............................     3,243,763
     53,091   Federal Realty Investment Trust .................     3,287,395
    121,911   Health Care Property Investors, Inc. ............     3,312,322
     84,491   Healthcare Realty Trust, Inc. ...................     3,269,802
    103,830   Kimco Realty Corp. ..............................     3,283,105
     75,286   Liberty Property Trust ..........................     3,267,412
     72,812   Mack-Cali Realty Corp. ..........................     3,207,369
    137,105   New Plan Excel Realty Trust .....................     3,283,665
     75,216   Pennsylvania Real Estate Investment Trust .......     3,245,570
     91,571   Plum Creek Timber Company, Inc. .................     3,365,234
     75,497   Prologis ........................................     3,284,874
     42,821   Simon Property Group, Inc. ......................     3,257,393
    138,041   United Dominion Realty Trust, Inc. ..............     3,268,811
    106,884   Washington Real Estate Investment Trust .........     3,315,542
     84,095   Weingarten Realty Investors .....................     3,241,862
                                                                --------------
                                                                   65,578,295
                                                                --------------

              THRIFTS & MORTGAGE FINANCE - 2.2%
     93,234   Capitol Federal Financial .......................     3,147,580
     53,905   Freddie Mac .....................................     3,254,784
    138,990   Washington Federal, Inc. ........................     3,256,536
     78,847   Washington Mutual, Inc. .........................     3,278,458
                                                                --------------
                                                                   12,937,358
                                                                --------------

              TOBACCO - 0.6%
     78,982   Universal Corp. .................................     3,287,231
                                                                --------------

             See Notes to Quarterly Portfolio of Investments              Page 5

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                                       MARKET
   SHARES                                                              VALUE
------------                                                       ------------

 COMMON STOCKS - CONTINUED


              WIRELESS TELECOMMUNICATION SERVICES - 0.6%
     53,013   ALLTEL Corp. .................................... $   3,286,276
                                                                --------------

              TOTAL COMMON STOCKS .............................   568,533,101
                                                                --------------
              (Cost $501,430,583)


              TOTAL INVESTMENTS - 98.8% .......................   568,533,101
              (Cost $501,430,583)*

              NET OTHER ASSETS & LIABILITIES - 1.2% ...........     6,967,273
                                                                --------------
              NET ASSETS - 100.0% ............................. $ 575,500,374
                                                                ==============


------------------------------------
         *   Aggregate cost for federal income tax and financial reporting purposes
       ADR   American Depository Receipt
      REIT   Real Estate Investment Trust


Page 6              See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                 AUGUST 31, 2005


                      1. VALUATION AND INVESTMENT PRACTICES


A. PORTFOLIO VALUATION:

First Trust Value Line(R) Dividend Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $74,796,153, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,693,635.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) DIVIDEND FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date OCTOBER 26, 2005
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* Print the name and title of each signing officer under his or her signature.